Share-based payments -Summary of performance share plans (Detail)	12 Months Ended
	Dec. 31, 2018 AUD ($) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 AUD ($) shares	Dec. 31, 2017 GBP (£) shares
Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of transfers from equity to cash settled			(276,722)	(276,722)
Performance share plans [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value at grant date, non-vested shares at beginning balance | £		£ 20.47		£ 18.27
Weighted average fair value at grant date, non-vested shares, awarded | £		26.87		24.64
Weighted average fair value at grant date, non-vested shares, forfeited | £		21.45		16.28
Weighted average fair value at grant date, non-vested shares, failed performance conditions | £		14.54		16.25
Weighted average fair value at grant date, non-vested shares, vested | £		21.57		21.51
Weighted average fair value at grant date, non-vested shares at ending balance | £		£ 21.86		£ 20.47
Number of non-vested shares at beginning balance	3,555,274	3,555,274	2,883,053	2,883,053
Number of non-vested shares, awarded	801,047	801,047	1,198,677	1,198,677
Number of non-vested shares, forfeited	(188,761)	(188,761)	(199,435)	(199,435)
Number of non-vested shares, failed performance conditions	(107,625)	(107,625)	(161,966)	(161,966)
Number of non-vested shares, vested	(214,853)	(214,853)	(165,055)	(165,055)
Number of non-vested shares at ending balance	3,845,082	3,845,082	3,555,274	3,555,274
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | £		£ 42.57		£ 31.04
Weighted average share price, Vested awards settled in cash during the year (including dividend shares applied on vesting) | £		£ 42.40
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	248,965	248,965	188,383	188,383
Number of vested awards settled in cash during the year (including dividend shares applied on vesting)	991	991
Performance share plans [member] | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value at grant date, non-vested shares at beginning balance | $	$ 40.13		$ 37.52
Weighted average fair value at grant date, non-vested shares, awarded | $	53.85		45.84
Weighted average fair value at grant date, non-vested shares, forfeited | $	43.83		36.59
Weighted average fair value at grant date, non-vested shares, failed performance conditions | $	27.67		30.89
Weighted average fair value at grant date, non-vested shares, vested | $	40.85		40.79
Weighted average fair value transfers from equity to cash settled | $			40.11
Weighted average fair value at grant date, non-vested shares at ending balance | $	$ 43.34		$ 40.13
Number of non-vested shares at beginning balance	1,609,154	1,609,154	1,590,957	1,590,957
Number of non-vested shares, awarded	387,298	387,298	529,776	529,776
Number of non-vested shares, forfeited	(36,530)	(36,530)	(36,716)	(36,716)
Number of non-vested shares, failed performance conditions	(54,322)	(54,322)	(113,857)	(113,857)
Number of non-vested shares, vested	(108,321)	(108,321)	(84,284)	(84,284)
Number of non-vested shares at ending balance	1,797,279	1,797,279	1,609,154	1,609,154
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $	$ 82.97		$ 63.09
Weighted average share price, Vested awards settled in cash during the year (including dividend shares applied on vesting) | $	$ 82.08		$ 62.81
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	105,374	105,374	73,311	73,311
Number of vested awards settled in cash during the year (including dividend shares applied on vesting)	9,959	9,959	5,010	5,010